Form N-1A Cover	Apr. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	New Age Alpha Variable Funds Trust
Entity Central Index Key	0002013968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 24, 2026
Prospectus Date	Apr. 30, 2026